Stock Options (Tables)	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Summarizes the continuity
	Number of options	Weighted average exercise price $

Outstanding, December 31, 2008	7,370,000	0.26

Expired	(420,000)	0.46

Outstanding, December 31, 2009	6,950,000	0.25

Expired	0	0.00
Outstanding, December 31, 2011 Activity during the period - expired	6,950,000 (6,950,000)	0.25 0.00

Outstanding, September 30, 2012	0	0.00

Additional information regarding stock
	Outstanding and exercisable
Range of exercise prices$	Number of shares	Weighted average remaining contractual life (years)	Weighted average exercise price $

0.00	nil	0	00

Weighted average assumptions
2007

Risk-free interest rate	3.43%
Expected life (in years)	5
Expected volatility	184%